Cover	Aug. 16, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 16, 2025
Entity Registrant Name	SAMSARA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41140
Entity Tax Identification Number	47-3100039
Entity Address, Address Line One	1 De Haro Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	985-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	IOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001642896